Earnings Per Share	6 Months Ended
Jun. 30, 2026
Earnings Per Share [Abstract]
Earnings per share
8.	Earnings per share
The Company calculates basic and diluted earnings per share as follows:

		For the six-month periods ended June 30,
	2025		2026
	Basic EPS	Diluted EPS	Basic EPS	Diluted EPS
Numerator
Net income	24,050,420	24,050,420	62,779,787	62,779,787
Less: Cumulative dividends on Series A Preferred Shares	(870,492)	(870,492)	(870,492)	(870,492)
Less: Undistributed earnings allocated to non-vested shares	(869,583)	(837,909)	(1,041,668)	(1,041,668)

Net income attributable to common shareholders	22,310,345	22,342,019	60,867,627	60,867,627

Denominator
Weighted average number of shares outstanding, basic	33,107,097	33,107,097	45,338,067	45,338,067

Options to purchase common shares	—	140,727	—	223,526
Warrants	—	1,159,549	—	2,313,080
Effect of dilutive shares	—	1,300,276	—	2,536,606

Weighted average number of shares outstanding, diluted	—	34,407,373	—	47,874,673

Earnings per share	0.67	0.65	1.34	1.27

As of June 30, 2026, the most dilutive method was the two-class method and the diluted earnings per share reflects the potential dilution of the unexercised options to acquire common shares calculated using the treasury stock method which resulted in 223,526 incremental shares and of the 3,166,666 Class E warrants that are in the money as of the reporting date calculated using the treasury stock method which resulted in 2,313,080 incremental shares. Securities that could potentially dilute basic EPS in the future that were not included in the computation of diluted EPS, because to do so would have anti-dilutive effect, are any incremental shares, resulting from the non-vested
restricted share awards and any incremental shares resulting from the exercise of the unexercised Class A, B, C, D, F and G warrants that were out-of-the
money as of the reporting date, calculated using the treasury stock method. As of June 30, 2026, the aggregate number of common shares issuable upon the exercise of the unexercised Class A, B, C, D, F and G warrants was 21,358,068.
As of June 30, 2025, the most dilutive method was the
two-class
method and the diluted earnings per share reflects the potential dilution of the unexercised options to acquire common shares calculated using the treasury stock method which resulted in 140,727 incremental shares and of the 4,199,999 Class E warrants that are in the money as of the reporting date calculated using the treasury stock method which resulted in 1,159,549 incremental shares. Securities that could potentially dilute basic EPS in the future that were not included in the computation of diluted EPS, because to do so would have anti-dilutive effect, are any incremental shares
,
 resulting from the
non-vested
restricted share awards and any incremental shares resulting from the exercise of the unexercised Class A, B, C and D warrants that were out-of-the
money as of the reporting date, calculated using the treasury stock method. As of June 30, 2025, the aggregate number of common shares issuable upon the exercise of the unexercised Class A, B, C and D warrants was 2,310,268.